Tangible Equity Units (Tables)	6 Months Ended
Sep. 30, 2019
Text Block [Abstract]
Schedule of Aggregate Values Assigned upon Issuance of Tangible Equity Units

	Equity Component	Debt Component	Total
Price per TEU	$41.7622	$8.2378	$50.00
Gross proceeds	240,133	47,367	287,500
Issuance costs	(7,204)	(1,421)	(8,625)

Net proceeds	$232,929	$45,946	$278,875